Investment in associates and joint ventures (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Disclosure of joint ventures [line items]
Shareholders' Equity		€ 888	€ 12	€ (711)
Current assets		850	1,256	1,643
Non-current assets		114	212	186
Goodwill		0	0	0
Current liabilities		(756)	(692)	(1,118)
Non-current liabilities		(1,096)	(788)	0
Revenue		1,186	817	684
Net loss for the year	[2]	€ (876)	€ (723)	€ (1,208)

[1]	** restated based on 20F amendment filing June 2018
[2]	there are no discontinued operations